Fair value measurement - Schedule of reconciliation of changes in Level 3 (Details) - GBP (£) £ in Millions	6 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Changes In Fair Value Measurement, Assets (Liabilities) [Roll Forward]
Financial assets (liabilities), beginning balance	£ 2,655
Financial assets (liabilities), ending balance	1,778
Level 3
Changes In Fair Value Measurement, Assets (Liabilities) [Roll Forward]
Financial assets (liabilities), beginning balance	233	£ (12)
Net gains/(losses) through the consolidated income statement for the period	150	102
Purchases	(152)	48
Settlements	(8)	20
Reclassification to held for sale	0	66
Financial assets (liabilities), ending balance	223	224
Financing derivatives/ FAA derivative | Level 3
Changes In Fair Value Measurement, Assets (Liabilities) [Roll Forward]
Financial assets (liabilities), beginning balance	(187)	(183)
Net gains/(losses) through the consolidated income statement for the period	76	(16)
Purchases	(133)	0
Settlements	0	0
Reclassification to held for sale	0	66
Financial assets (liabilities), ending balance	(244)	(133)
Financing derivatives | Level 3
Changes In Fair Value Measurement, Assets (Liabilities) [Roll Forward]
Gains (losses) recognized in P&L	93	(16)
Commodity contract derivatives | Level 3
Changes In Fair Value Measurement, Assets (Liabilities) [Roll Forward]
Financial assets (liabilities), beginning balance	44	(12)
Net gains/(losses) through the consolidated income statement for the period	44	68
Purchases	(56)	11
Settlements	(4)	24
Reclassification to held for sale	0	0
Financial assets (liabilities), ending balance	28	91
Gains (losses) recognized in P&L	(23)	132
Other | Level 3
Changes In Fair Value Measurement, Assets (Liabilities) [Roll Forward]
Financial assets (liabilities), beginning balance	376	183
Net gains/(losses) through the consolidated income statement for the period	30	50
Purchases	37	37
Settlements	(4)	(4)
Reclassification to held for sale	0	0
Financial assets (liabilities), ending balance	£ 439	£ 266